Shareholders’ Equity (Details Narrative) $ / shares in Units, $ in Millions	Jun. 13, 2025 $ / shares shares	Jun. 02, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 $ / shares shares	Dec. 03, 2024 $ / shares shares	Nov. 28, 2024 $ / shares shares	Oct. 25, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 09, 2013 $ / shares shares
Here We Soul Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued								100
Common stock , par value | $ / shares								$ 1.00
Common Class A [Member]
Class of Stock [Line Items]
Shares issued				1,333,340	6,666,660	10,000,000
Common stock , par value | (per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary stock, shares outstanding	20,012,500			18,000,000			18,000,000
Ordinary stock, shares issued	20,012,500		21,012,500
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares issued		1,750,000
Share price per share | $ / shares		$ 4.00
Gross proceeds from issuance of shares | $		$ 7.0
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued		172,500
Share price per share | $ / shares	$ 4.00
Number of shares issued upon exercise of options	90,000
Common Class B [Member]
Class of Stock [Line Items]
Shares issued						3,000,000
Common stock , par value | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001
Ordinary stock, shares outstanding	3,000,000			3,000,000			3,000,000
Ordinary stock, shares issued	3,000,000		3,000,000